Financial instruments and risk management - Trade receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Not past due	$ 50,800	$ 61,443
Past due 1-30 days	1,451	7,547
Past due 31-60 days	1,459	521
More than 61 days	1,191	691
Trade receivables and holdbacks	$ 54,901	$ 70,202